NOTE 6 – CONTRACT LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Contract Liabilities	$ 1,546,652	$ 164,336